Expense Example	Nov. 26, 2025 USD ($)
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Diversified Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
CORE FIXED INCOME FUND | Core Fixed Income Fund | Core Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Enhanced Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	$ 1,160